License Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
License Agreement
License Agreement

NOTE 2 – LICENSE AGREEMENT

Effective January 22, 2019, the Company entered into an agreement with a wholesaler for the exclusive rights to distribute the Company’s products in the state of Colorado for three years. In consideration, the Company received an up-front payment of $100. The Company determined that the exclusive distribution agreement was a distinct agreement for the license of symbolic IP and thus should be recognized on a straight-line basis over the three-year life of the agreement. For the three and six months ended June 30, 2020 the Company recognized revenue related to this agreement in the amount of $11 and $17, respectively. For the three and six months ended June 30, 2019 the Company recognized revenue related to this agreement in the amount of $9 and $15, respectively.

NOTE 2 – LICENSE AGREEMENT

Effective January 22, 2019, the Company entered into an agreement with a wholesaler for the exclusive rights to distribute the Company’s products in the state of Colorado for three years. In consideration, the Company received an up-front payment of $100,000. The Company determined that the exclusive distribution agreement was a distinct agreement for the license of symbolic IP and thus should be recognized on a straight-line basis over the three-year life of the agreement. For the year ended December 31, 2019, the Company recognized revenue related to this agreement of $31,788. For the nine month period ended December 31, 2018, no distribution fee revenue was recorded.